QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	80.86%

	AEROSPACE	5.52%
8,850	The Boeing Company		$1,227,672

	BANKS	9.56%
64,200	Bank of America Corp.		1,092,684
18,700	Citigroup Inc.		1,032,988

			2,125,672

	BEVERAGES	1.30%
2,500	Diageo PLC Spons ADR		290,100

	COMPUTERS	15.58%
13,400	Apple Inc.		1,680,695
27,000	Intel Corp.		821,205
21,800	Microsoft Corp.		962,470

			3,464,370

	DIVERSIFIED MANUFACTURING	8.72%
5,200	Cummins Inc.		682,188
33,000	General Electric Co.		876,810
4,750	Philip Morris International		380,808

			1,939,806

	INSURANCE	0.36%
100	Markel Cop.		80,068

	MEDICAL	6.00%
6,100	Johnson & Johnson		594,506
13,000	Merck & Co. Inc.		740,090

			1,334,596

	OIL	9.74%
18,797	BP plc Spons ADR		751,128
7,300	Exxon Mobil Corp.		607,360
4,500	Schlumberger Ltd.		387,855
26,000	Transocean Ltd.		419,120

			2,165,463

	RETAIL	10.13%
154,000	J.C. Penney Co., Inc.		1,304,380
11,600	Target Corp.		946,908

			2,251,288

	TELECOMMUNICATIONS	10.09%
27,500	AT&T Inc.		976,800
120,000	Nokia Corp. Spons ADR		822,000
9,550	Verizon Communications Inc.		445,126

			2,243,926

	TRANSPORTATION	3.84%
56,950	Ford Motor Co.		854,819

	TOTAL COMMON STOCKS	80.86%	17,977,780

	WARRANTS	9.23%

	FINANCIAL	9.23%
43,000	JP Morgan Chase & Co. Warrant 10/28/18, strike $42.325		1,064,250
43,900	Wells Fargo & Co. Warrant 10/28/18, strike $33.996		987,311

	TOTAL WARRANTS		2,051,561

	CORPORATE BONDS	0.46%

	RETAIL	0.46%
100,000	JC Penney Corp Inc, 6.875%; October 15, 2015		101,625

	TOTAL CORPORATE BONDS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUND	9.44%
2,099,859	Fidelity Institutional Money Market Fund 0.04%**		2,099,859

	TOTAL INVESTMENTS	99.99%	22,230,555
	Assets, net of other liabilities	0.01%	2,623

	NET ASSETS	100.00%	$22,233,178

* Effective 7 day yield as of June 30, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	17,977,780	-	-	$17,977,780
Warrants	2,051,561			2,051,561
Corporate Bonds	101,625			101,625
Money Market	2,099,589	-	-	2,099,589
	$22,230,555	-	-	$22,230,555

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2015.

At June 30, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,517,845 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,818,637
Gross unrealized depreciation	(105,927)

Net unrealized appreciation	$5,712,710

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 25, 2015